ADVERTISING AND PROMOTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ADVERTISING AND PROMOTION
Advertising expenses	$ 73,460	¥ 510,031	¥ 221,859	¥ 179,914
Sales agent expenses	6,375	44,260		105,818
Total	$ 79,835	¥ 554,291	¥ 221,859	¥ 285,732